Income taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Tax Credit Carryforward, Amount	$ 18,398	$ 16,994
Operating Loss Carryforwards	253,493	223,538
Investment Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	18,398	16,994
Expire On 2015 [Member]
Tax Credit Carryforward, Amount	359
Operating Loss Carryforwards	12,668
Expire On 2016 [Member]
Tax Credit Carryforward, Amount	1,064
Operating Loss Carryforwards	8,243
Expire On 2017 [Member]
Tax Credit Carryforward, Amount	975
Operating Loss Carryforwards	3,755
Expire On 2018 [Member]
Tax Credit Carryforward, Amount	159
Operating Loss Carryforwards	2,507
Expire On 2019 [Member]
Tax Credit Carryforward, Amount	501
Operating Loss Carryforwards	11,189
Expire Thereafter [Member]
Tax Credit Carryforward, Amount	15,340
Operating Loss Carryforwards	$ 215,131